STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY/PARTNERS' CAPITAL - USD ($)	Ordinary shares	Additional Paid-in Capital [Member]	Accumulated deficit	Partners' capital [Member]	Accumulated other comprehensive loss	Total
Partners' Capital, Beginning Balance at Dec. 31, 2016				$ 475,402,520	$ 274,781	$ 475,677,301
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' contributions				128,000		128,000
Partners' Capital, Ending Balance at Dec. 31, 2017				434,279,704	(633,146)	433,646,558
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(41,250,816)		(41,250,816)
Change in foreign currency translation adjustments					(907,927)	(907,927)
Cumulative effect of change in accounting standard				1,047,477		1,047,477
Share compensation				1,248,023		1,248,023
Partners' distributions				(2,026)		(2,026)
Partners' Capital, Ending Balance at Oct. 17, 2018				429,011,974	(1,802,390)	427,209,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(7,561,204)		(7,561,204)
Change in foreign currency translation adjustments					(1,169,244)	(1,169,244)
Partners' Capital, Beginning Balance at Dec. 31, 2017				434,279,704	(633,146)	433,646,558
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(109,680,741)
Change in foreign currency translation adjustments						(1,213,036)
Stockholders' equity, ending balance at Dec. 31, 2018	$ 525,189	$ 487,287,971	$ (102,119,537)		(1,846,183)	383,847,440
Partners' Capital, Beginning Balance at Oct. 17, 2018				429,011,974	(1,802,390)	427,209,584
Increase (Decrease) in Partners' Capital [Roll Forward]
Share compensation		717,323				717,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(102,119,537)			(102,119,537)
Change in foreign currency translation adjustments					(43,793)	(43,793)
Effect of reorganization, value	$ 428,571	428,583,403		$ (429,011,974)
Effect of reorganization, shares	42,857,139
Issuance of ordinary shares in initial public offering and private placement, net of offering costs	$ 96,618	57,987,245				58,083,863
Issuance of ordinary shares in initial public offering and private placement, shares	9,661,785
Stockholders' equity, ending balance at Dec. 31, 2018	$ 525,189	$ 487,287,971	$ (102,119,537)		$ (1,846,183)	$ 383,847,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding	52,518,924